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                                               Filed Pursuant to Rule 497(c)
                                               Registration File No.: 333-


                            21st Century Trend Fund
                          1221 Avenue of the Americas
                               New York, NY 10020



                                                                 October 7, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:  Morgan Stanley 21st Century Trend Fund
     File No. 811-9615
     Rule 497(j) Filing

Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 30, 2002.

                                        Very truly yours,

                                        /s/ Bennett MacDougall
                                        -------------------------
                                            Bennett MacDougall
                                            Senior Staff Attorney


Enclosures
cc: Barry Fink
    Larry Greene